Note 13 - Share Capital - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Number outstanding	1,012,794	988,727	1,018,067
Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	1,012,794
Number exercisable	552,553
Weighted average remaining contractual life (Year)	2 years 8 months 26 days
Top of range [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 23.53
Range one [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	1,565
Number exercisable	1,565
Weighted average remaining contractual life (Year)	1 year 10 months 6 days
Range one [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	1,706
Number exercisable	1,706
Weighted average remaining contractual life (Year)	1 year 6 months 18 days
Range two [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	219,213
Number exercisable	219,213
Weighted average remaining contractual life (Year)	1 year 3 months 10 days
Range two [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	9,986
Number exercisable	9,986
Weighted average remaining contractual life (Year)	1 year 7 months 13 days
Range two [member] | Top of range [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 21.93
Range three [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	261,774
Number exercisable	165,008
Weighted average remaining contractual life (Year)	2 years 1 month 28 days
Range three [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	4,264
Number exercisable	4,264
Weighted average remaining contractual life (Year)	1 year 18 days
Range four [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	100,000
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 4 months 17 days
Range four [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	11,090
Number exercisable	11,090
Weighted average remaining contractual life (Year)	11 months 19 days
Range four [member] | Top of range [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 26.47
Range five [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	120,898
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 3 months 7 days
Range five [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	14,070
Number exercisable	14,070
Weighted average remaining contractual life (Year)	6 months 21 days
Range five [member] | Top of range [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 39.91
Range six [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	50,000
Number exercisable	16,666
Weighted average remaining contractual life (Year)	3 years 11 months 1 day
Range six [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	41,116
Number exercisable	41,116
Weighted average remaining contractual life (Year)	1 year 7 days
Range six [member] | Top of range [member] | Gatling replacement options [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share)	$ 39.91
Range seven [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	9,191
Number exercisable	0
Weighted average remaining contractual life (Year)	4 years 3 months 7 days
Range eight [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	200,153
Number exercisable	133,434
Weighted average remaining contractual life (Year)	2 years 11 months 8 days
Range nine [member] | Stock options, excluding the Gatling replacement options [member]
Statement Line Items [Line Items]
Number outstanding	50,000
Number exercisable	16,667
Weighted average remaining contractual life (Year)	3 years 18 days